Pensions and other post-retirement benefits - Disclosure of amounts recognised in the statement of financial position (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Other post-employment liabilities	£ (47)	£ (52)
Net defined benefit liability (asset) including restrictions on assets recognized	1,993	1,814
Restrictions on asset recognised	(77)	0
Net defined benefit asset	1,916	1,814	£ 1,951
Liabilities	(573)	(593)
Assets	2,489	2,407
Funded obligations
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(16,154)	(17,601)
Fair value of plan assets	18,441	19,733
Funding surplus/(deficit)	2,287	2,132
Unfunded obligations
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(247)	(266)
Pensions | UK
Disclosure of defined benefit plans [line items]
Fair value of plan assets	10,603	11,782	12,578
Other post-employment liabilities	0	0
Net defined benefit liability (asset) including restrictions on assets recognized	1,128	1,261
Restrictions on asset recognised	0	0
Net defined benefit asset	1,128	1,261	1,614
Liabilities	(51)	(56)
Assets	1,179	1,317
Pensions | US
Disclosure of defined benefit plans [line items]
Fair value of plan assets	5,180	5,320	6,060
Other post-employment liabilities	0	0
Net defined benefit liability (asset) including restrictions on assets recognized	476	408
Restrictions on asset recognised	0	0
Net defined benefit asset	476	408	324
Liabilities	(196)	(210)
Assets	672	618
Pensions | Funded obligations | UK
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(9,424)	(10,465)
Fair value of plan assets	10,603	11,782
Funding surplus/(deficit)	1,179	1,317
Pensions | Funded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(4,508)	(4,702)
Fair value of plan assets	5,180	5,320
Funding surplus/(deficit)	672	618
Pensions | Unfunded obligations | UK
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(51)	(56)
Pensions | Unfunded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(196)	(210)
Other post-retirement benefits | US
Disclosure of defined benefit plans [line items]
Fair value of plan assets	2,658	2,631	2,608
Other post-employment liabilities	(47)	(52)
Net defined benefit liability (asset) including restrictions on assets recognized	389	145
Restrictions on asset recognised	(77)	0
Net defined benefit asset	312	145	£ 13
Liabilities	(326)	(327)
Assets	638	472
Other post-retirement benefits | Funded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(2,222)	(2,434)
Fair value of plan assets	2,658	2,631
Funding surplus/(deficit)	436	197
Other post-retirement benefits | Unfunded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	£ 0	£ 0